Contingencies, Committments and Warranties	12 Months Ended
Dec. 31, 2020
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Contingencies, Committments and Warranties
31	CONTINGENCIES, COMMITMENTS, AND WARRANTIES
In the opinion of Management and its legal advisors, the provisions registered mainly for labor and tax claims are sufficient to cover the results of these probable contingencies. (Note 22).
a) Tax contingencies
The Company considers that the maximum exposure for tax contingencies of the Corporate amounts to S/147.7 million according to the following detail:
Contentious Administrative Process before the Judiciary regarding the assessment of IGV or VAT tax from 1998 to 2002 for S/0.7 million and for Income Tax and IGV or VAT tax from 2001 for S/3.9 million. For fiscal year 2020, the dispute or claim for these processes has been summarized to the excessive collection of interest due to the time that has elapsed since the beginning of the process to date. In February 2020, a Contentious Administrative Process was started for the results of the audit by VAT tax 2011 amounting to S/0.7 million.
The appeal before SUNAT of income tax assessments from 2013 amounting to S/14 million (S/12.1 million correspond to Cumbra Peru S.A. and S/1.9 million to Viva Negocio Inmobiliario SA), and of income tax assessments from 2014 amounting to S/65.5 million correspond to AENZA S.A.A.
The appeal before the Tax Court regarding VAT tax assessments for:

a)	Income tax from 2012, S/40 million to Cumbra Peru S.A.

b)	Income Tax 2009, 2010 and 2013, S/12 million to AENZA S.A.A.

c)	Income Tax 2013 and 2016, S/6.4 million to Cumbra Ingenieria S.A.

d)	Income Tax 2009 and 2016, S/4.5 million from Viva Negocio Inmobiliario S.A.
Management estimates that all the afore mentioned processes will be favorable considering their characteristics and the evaluation of their legal advisors.
b) Other contingencies
Civil lawsuits, demanding compensation of damages, contract terminations and the enforcement of payment obligations S/99 million (S/2.9 million correspond to Cumbra Peru S.A., S/1 million to Morelco S.A.S., S/89.7 million to Viva Negocio Inmobiliario S.A. and S/5.4 million to Norvial S.A.).
Administrative contentious proceedings amounting to S/8.1 million (S/1.7 million correspond to Consorcio Terminales, S/0.6 million to UNNA ENERGIA S.A., S/3.5 million to Tren Urbano de Lima S.A. and S/2.3 million to Cumbra Peru S.A.)
Administrative processes amounting to S/7.8 million (S/5.5 million correspond to Cumbra Peru S.A., S/0.6 million to Viva Negocio Inmobiliario S.A., S/0.5 million to UNNA ENERGIA S.A. and its subsidiary and S/1.2 million to AENZA S.A.A.)
Labor dispute processes amounting to S/3 million (S/1.2 million correspond to Morelco S.A.S., S/1.6 million to UNNA ENERGIA S.A. and its subsidiary and the rest to Concar S.A.C.)
c) Letters bonds and guarantees
The Corporate maintains letters of guarantee and guarantees in force in various financial institutions guaranteeing operations for US $427.5 million (US $390 million as of December 31, 2019).